Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 6,805	€ 6,414	€ 13,307	€ 12,409
of which: calculated based on the effective interest rate method		€ 4,570	€ 4,240	€ 9,160	€ 8,167

[1]	Interest and similar income include EUR4.6billion for the three months ended June 30, 2019 and EUR4.2billion for the three months ended June 30, 2018 and EUR9.2billion for the six months ended June 30, 2019 and EUR8.2billion for the six months ended June 30, 2018 were calculated based on the effective interest method.